STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .3%
Harley-Davidson	18,720		737,568
Thor Industries	6,905		543,424
			1,280,992
Banks - 2.1%
Hancock Whitney	48,810		2,545,441
KeyCorp	165,535		3,704,673
MGIC Investment	56,730		768,692
Popular	16,595		1,356,475
Washington Federal	47,945		1,573,555
			9,948,836
Capital Goods - 9.1%
A.O. Smith	31,715		2,026,271
Acuity Brands	7,810		1,478,433
AECOM	25,680		1,972,481
AGCO	18,600		2,716,158
ChargePoint Holdings	38,560	[a]	766,573
Donaldson	60,650		3,149,554
Dover	15,265		2,395,078
EMCOR Group	12,090		1,361,697
Fastenal	20,735		1,231,659
Fortune Brands Home & Security	8,525		633,237
Kennametal	30,700		878,327
Lennox International	7,955		2,051,276
Masco	36,590		1,866,090
Nordson	6,325		1,436,281
nVent Electric	74,605		2,594,762
Parker-Hannifin	7,250		2,057,260
Pentair	55,400		3,003,234
Terex	23,275		829,987
Textron	45,615		3,392,844
The Middleby	5,025	[a]	823,799
The Toro Company	8,995		768,983
Trane Technologies	20,930		3,196,011
United Rentals	3,910	[a]	1,388,871
W.W. Grainger	2,440		1,258,528
			43,277,394
Commercial & Professional Services - 2.1%
Clean Harbors	12,835	[a]	1,432,899
Copart	26,715	[a]	3,351,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - 2.1% (continued)
Equifax	3,740		886,754
Jacobs Engineering Group	13,715		1,890,064
ManpowerGroup	10,950	[a]	1,028,424
Robert Half International	11,095		1,266,827
			9,856,899
Consumer Durables & Apparel - 3.3%
Brunswick	13,690		1,107,384
Capri Holdings	15,690	[a]	806,309
Crocs	7,675	[a]	586,370
Mattel	64,285	[a]	1,427,770
Mohawk Industries	6,800	[a]	844,560
PulteGroup	43,530		1,823,907
PVH	18,550		1,421,116
Ralph Lauren	14,910		1,691,390
Tapestry	54,180		2,012,787
Tempur Sealy International	21,670		605,026
Under Armour, Cl. A	91,390	[a]	1,555,458
Whirlpool	6,960		1,202,549
YETI Holdings	10,490	[a]	629,190
			15,713,816
Consumer Services - 2.4%
Boyd Gaming	10,615		698,255
Chipotle Mexican Grill	535	[a]	846,386
Expedia Group	9,565	[a]	1,871,584
Grand Canyon Education	19,625	[a]	1,905,784
Marriott Vacations Worldwide	7,135		1,125,190
MGM Resorts International	42,365		1,776,788
Service Corp. International	24,060		1,583,629
Wyndham Hotels & Resorts	21,405		1,812,789
			11,620,405
Diversified Financials - 6.5%
Affiliated Managers Group	9,115		1,284,759
Ally Financial	22,530		979,604
Ameriprise Financial	3,580		1,075,289
Credit Acceptance	1,685	[a]	927,373
Discover Financial Services	23,430		2,581,752
Evercore, Cl. A	11,275		1,255,133
FactSet Research Systems	4,490		1,949,333
Franklin Resources	30,380		848,210
Janus Henderson Group	44,140		1,545,783
MSCI	6,165		3,100,255
Nasdaq	18,290		3,259,278
New Residential Investment	80,055	[b]	879,004
OneMain Holdings	23,490		1,113,661

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 6.5% (continued)
Raymond James Financial	6,025		662,208
SEI Investments	19,325	[a]	1,163,558
Stifel Financial	31,995		2,172,460
Synchrony Financial	37,530		1,306,419
T. Rowe Price Group	24,925		3,768,411
Upstart Holdings	7,665	[a]	836,175
			30,708,665
Energy - 5.3%
Devon Energy	27,485		1,625,188
Hess	8,230		880,939
Marathon Oil	261,280		6,560,741
Murphy Oil	77,595		3,134,062
Occidental Petroleum	88,680		5,031,703
Phillips 66	54,910		4,743,675
Texas Pacific Land	730		987,040
Valero Energy	20,265		2,057,708
			25,021,056
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings	15,430	[a]	1,043,222
Performance Food Group	19,870	[a]	1,011,582
The Kroger Company	82,175		4,714,380
			6,769,184
Food, Beverage & Tobacco - 2.9%
Archer-Daniels-Midland	49,460		4,464,260
Darling Ingredients	21,375	[a]	1,718,122
Freshpet	11,805	[a]	1,211,665
The Hershey Company	24,910		5,396,253
Tyson Foods, Cl. A	12,930		1,158,916
			13,949,216
Health Care Equipment & Services - 7.4%
Acadia Healthcare	16,570	[a]	1,085,832
Amedisys	6,315	[a]	1,088,011
Cerner	59,100		5,529,396
Chemed	3,210		1,626,026
Dentsply Sirona	25,800		1,269,876
Henry Schein	8,545	[a]	745,039
Hologic	18,810	[a]	1,444,984
ICU Medical	7,635	[a]	1,699,856
IDEXX Laboratories	9,290	[a]	5,082,187
Integra LifeSciences Holdings	22,110	[a]	1,420,789
McKesson	7,250		2,219,442
Penumbra	5,390	[a]	1,197,281
STAAR Surgical	12,800	[a]	1,022,848
Tandem Diabetes Care	10,450	[a]	1,215,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Health Care Equipment & Services - 7.4% (continued)
Teladoc Health	31,535	[a]	2,274,620
Teleflex	5,230		1,855,761
Veeva Systems, Cl. A	21,200	[a]	4,504,152
			35,281,331
Household & Personal Products - .3%
Coty, Cl. A	137,870	[a]	1,239,451
Insurance - 4.8%
Alleghany	4,105	[a]	3,476,935
American Financial Group	12,855		1,871,945
Arch Capital Group	55,190	[a]	2,672,300
Cincinnati Financial	20,890		2,840,204
Fidelity National Financial	20,770		1,014,407
First American Financial	13,160		853,031
Markel	2,010	[a]	2,965,232
Primerica	18,350		2,510,647
Prudential Financial	13,765		1,626,610
The Hanover Insurance Group	13,030		1,948,246
The Hartford Financial Services Group	11,945		857,770
			22,637,327
Materials - 5.9%
Avery Dennison	21,220		3,691,643
Celanese	11,915		1,702,296
CF Industries Holdings	44,105		4,545,461
Cleveland-Cliffs	47,640	[a]	1,534,484
Eagle Materials	14,550		1,867,638
Greif, Cl. A	11,530		750,142
Ingevity	22,160	[a]	1,419,791
LyondellBasell Industries, Cl. A	11,900		1,223,558
Minerals Technologies	18,500		1,223,775
Nucor	23,860		3,546,789
The Mosaic Company	35,720		2,375,380
Westlake	21,390		2,639,526
WestRock	27,925		1,313,313
			27,833,796
Media & Entertainment - 4.7%
Altice USA, Cl. A	81,855	[a]	1,021,550
Discovery, Cl. A	27,060	[a]	674,335
DISH Network, Cl. A	51,630	[a]	1,634,089
Fox, Cl. A	35,765		1,410,929
Match Group	14,020	[a]	1,524,535
News Corporation, Cl. A	78,545		1,739,772
Omnicom Group	16,295		1,383,120
Pinterest, Cl. A	81,210	[a]	1,998,578
Playtika Holding	28,785	[a]	556,414

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Media & Entertainment - 4.7% (continued)
Roku	10,795	[a]	1,352,290
Sirius XM Holdings	131,030		867,419
The Interpublic Group of Companies	92,880		3,292,596
The New York Times Company, Cl. A	37,520		1,719,917
Twitter	58,415	[a]	2,260,076
Yelp	28,405	[a]	968,895
			22,404,515
Pharmaceuticals Biotechnology & Life Sciences - 4.2%
Agilent Technologies	32,260		4,268,966
Avantor	39,260	[a]	1,327,773
Bio-Rad Laboratories, Cl. A	3,300	[a]	1,858,659
Bio-Techne	3,740		1,619,570
Bruker	22,200		1,427,460
Charles River Laboratories International	2,015	[a]	572,200
Exelixis	67,645	[a]	1,533,512
IQVIA Holdings	12,100	[a]	2,797,641
Mettler-Toledo International	2,150	[a]	2,952,358
Syneos Health	11,000	[a]	890,450
Waters	2,420	[a]	751,144
			19,999,733
Real Estate - 8.2%
Americold Realty Trust	43,300	[b]	1,207,204
Apartment Income REIT	15,515	[b]	829,432
Duke Realty	21,225	[b]	1,232,324
Equity Lifestyle Properties	7,965	[b]	609,163
Equity Residential	18,765	[b]	1,687,349
Essex Property Trust	4,160	[b]	1,437,197
Extra Space Storage	17,400	[b]	3,577,440
Federal Realty Investment Trust	21,565	[b]	2,632,440
Gaming & Leisure Properties	26,893	[b]	1,262,088
Kilroy Realty	46,915	[b]	3,585,244
Mid-America Apartment Communities	31,930	[b]	6,687,738
National Retail Properties	60,090	[b]	2,700,445
PS Business Parks	13,045	[b]	2,192,604
Simon Property Group	22,320	[b]	2,936,419
SL Green Realty	13,621	[b]	1,105,753
Spirit Realty Capital	36,760	[b]	1,691,695
STORE Capital	51,335	[b]	1,500,522
Weyerhaeuser	49,550	[b]	1,877,945
			38,753,002
Retailing - 4.4%
Advance Auto Parts	3,540		732,638
AutoZone	2,530	[a]	5,172,787
Dick's Sporting Goods	11,355		1,135,727

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Retailing - 4.4% (continued)
Etsy	6,845	[a]	850,697
Foot Locker	20,010		593,497
Genuine Parts	5,195		654,674
Kohl's	22,585		1,365,489
LKQ	36,980		1,679,262
O'Reilly Automotive	6,140	[a]	4,205,654
Ulta Beauty	7,095	[a]	2,825,371
Williams-Sonoma	10,670		1,547,150
			20,762,946
Semiconductors & Semiconductor Equipment - 3.2%
Enphase Energy	12,385	[a]	2,499,045
Entegris	5,530		725,868
Microchip Technology	32,400		2,434,536
ON Semiconductor	64,350	[a]	4,028,953
Qorvo	12,500	[a]	1,551,250
Skyworks Solutions	12,290		1,638,011
Teradyne	20,590		2,434,356
			15,312,019
Software & Services - 10.8%
Aspen Technology	8,790	[a]	1,453,602
Cadence Design Systems	16,415	[a]	2,699,611
Concentrix	6,945		1,156,759
CrowdStrike Holdings, CI. A	4,870	[a]	1,105,880
Datadog, Cl. A	8,520	[a]	1,290,524
DocuSign	16,030	[a]	1,717,134
Dolby Laboratories, Cl. A	18,805		1,470,927
Dynatrace	28,860	[a]	1,359,306
EPAM Systems	2,450	[a]	726,695
Everbridge	18,880	[a]	823,923
Fair Isaac	4,540	[a]	2,117,728
FLEETCOR Technologies	11,130	[a]	2,772,038
Fortinet	8,040	[a]	2,747,590
Gartner	12,430	[a]	3,697,428
GoDaddy, Cl. A	17,485	[a]	1,463,495
HubSpot	3,980	[a]	1,890,261
Jack Henry & Associates	9,800		1,931,090
Manhattan Associates	8,145	[a]	1,129,793
NortonLifeLock	41,390		1,097,663
Paychex	11,230		1,532,558
Paycom Software	2,880	[a]	997,574
Pegasystems	11,505		927,878
Qualys	8,650	[a]	1,231,847
Synopsys	14,185	[a]	4,727,435
Teradata	30,210	[a]	1,489,051

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 10.8% (continued)
The Trade Desk, Cl. A		37,740	[a]	2,613,495
The Western Union Company		62,030		1,162,442
Verisign		10,040	[a]	2,233,498
Zscaler		7,245	[a]	1,748,074
				51,315,299
Technology Hardware & Equipment - 3.1%
Arista Networks		11,970	[a]	1,663,591
CDW		16,895		3,022,347
Corning		85,400		3,152,114
Keysight Technologies		16,270	[a]	2,570,172
Motorola Solutions		5,940		1,438,668
NetApp		12,820		1,064,060
Zebra Technologies, Cl. A		4,875	[a]	2,016,787
				14,927,739
Telecommunication Services - .2%
Lumen Technologies		80,065		902,333
Transportation - 2.2%
JetBlue Airways		177,080	[a]	2,647,346
Old Dominion Freight Line		18,220		5,441,950
United Airlines Holdings		49,480	[a]	2,293,893
				10,383,189
Utilities - 4.8%
ALLETE		3,550		237,779
American Water Works		15,070		2,494,537
Black Hills		24,120		1,857,722
DTE Energy		52,235		6,905,989
Entergy		11,960		1,396,330
Evergy		53,715		3,670,883
Hawaiian Electric Industries		52,255		2,210,909
IDACORP		33,140		3,823,030
				22,597,179
Total Common Stocks (cost $399,062,073)				472,496,322
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,921,094)	0.31	1,921,094	[c]	1,921,094
Total Investments (cost $400,983,167)		100.0%		474,417,416
Cash and Receivables (Net)		.0%		7,821
Net Assets		100.0%		474,425,237

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	472,496,322	-	-	472,496,322
Investment Companies	1,921,094	-	-	1,921,094

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2022, accumulated net unrealized appreciation on investments was $73,434,249, consisting of $92,923,392 gross unrealized appreciation and $19,489,143 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.